Management risks	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Management risks

Note	36 – Management risks

Credit risk

1.	Credit risk measurement

ITAÚ UNIBANCO HOLDING understands credit risk is the possibility of losses arising from the breach by the borrower, issuer or counterparty of the respective agreed-upon financial obligations, the devaluation of loan agreement due to downgrading of the borrower’s, the issuer’s, the counterparty’s risk rating, the reduction in gains or compensation, the advantages given upon posterior renegotiation and the recovery costs.

There is a credit risk control and management structure, centralized and independent from the business units, that provides for operational limits and risk mitigating mechanisms, in addition to establishing processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.

ITAÚ UNIBANCO HOLDING establishes its credit policy based on internal factors, such as client rating criteria, performance of and changes in portfolio, default levels, return rates, and allocated economic capital, among others, also considering external factors, such as interest rates, market default indicators, inflation, changes in consumption, among others.

The continuous monitoring of ITAÚ UNIBANCO HOLDING’ portfolio concentration levels, assessing the economic industries and largest enables, allows to take preventive measures to avoid that the established limits are breached.

The table below shows the correspondence between risk levels attributed by all segments of ITAÚ UNIBANCO HOLDING internal models (lower risk, satisfactory, higher risk and impaired) and the probability of default associated with each of these levels, and the risk levels assigned by the respective market models.

Internal rating	PD	External rating
		Moody’s	S&P	Fitch
Lower risk	Lower or equal than 4.44%	Aaa to B2	AAA to B	AAA to B-
Satisfactory	From 4.44% up to 25.95%	B3 to Caa3	B- to CCC-	CCC+ to CCC-
Higher risk	Higher than 25.95%	Ca1 to D	CC+ to D	CC+ to D
Impairment	Corporate operations with a PD higher than 31.84% Operations past due for over 90 days Renegotiated operations past due for over 60 days	Ca1 to D	CC+ to D	CC+ to D

For individual, small and middle-market companies, credit rating is attributed based on application statistical models (in the early phases of relationship with the client) and behavior score (used for clients with which ITAÚ UNIBANCO HOLDING already has a relationship).

For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate. The credit proposals are analyzed on a case by case basis, through an approval-level mechanism.

In compliance with CMN Resolution 3,721, the document “Public Access Report – Credit Risk“, which includes the guidelines established by the institutional credit risk control policy can be viewed at www.itau.com.br/investor-relations, under Corporate Governance, Regulations and Policies.

2.	Credit risk management

ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of clients and counterparties, taking action to address situations in which the actual exposure exceeds the desired one. For this purpose, contractually provided actions can be taken, such as early settlement or requirement of additional collateral.

3.	Collateral and policies for mitigating credit risk

ITAÚ UNIBANCO HOLDING uses collateral to increase its recovery capacity in transactions subject to credit risk. Collateral used may be personal security, secured guarantee, legal structures with mitigation power and offset agreements.

For collateral to be considered instruments that mitigate credit risk, they must comply with the requirements and standards that regulate them, be them internal or external ones, be legally valid (effective), enforceable, and assessed on a regular basis.

ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.

4.	Policy on the provision

The policies on the provision adopted by ITAÚ UNIBANCO HOLDING are aligned with the guidelines of IFRS and the Basel Accord. As a result, an allowance for loan losses is recognized when there are indications of the impairment of the portfolio and takes into account a horizon of loss appropriate for each type of transaction. We consider as impaired loans overdue for more than 90 days, renegotiated loans overdue by more than 60 days and Corporate loans below a specific internal rating. Loans are written-down 360 days after such loans become past due or 540 days of being past due in the case of loans with original maturities over 36 months.

5.	Credit risk exposure

	12/31/2017			12/31/2016
	Brazil	Abroad	Total	Brazil	Abroad	Total
Interbank deposits	6,369	22,684	29,053	6,044	16,648	22,692
Securities purchased under agreements to resell	243,918	789	244,707	264,080	971	265,051
Financial assets held for trading	259,374	10,747	270,121	193,903	10,745	204,648
Financial assets designated at fair value through profit or loss	—	1,746	1,746	—	1,191	1,191
Derivatives	12,109	10,734	22,843	13,593	10,638	24,231
Available-for-sale financial assets	66,955	35,329	102,284	53,529	34,748	88,277
Held-to-maturity financial assets	26,501	10,059	36,560	27,436	13,059	40,495
Loan operations and lease operations	301,554	163,918	465,472	305,394	158,000	463,394
Other financial assets	53,787	5,781	59,568	47,914	6,003	53,917
Off balance sheet	280,032	43,797	323,829	259,854	39,973	299,827
Financial Guarantees Provided	60,062	10,427	70,489	62,172	8,621	70,793
Letters of credit to be released	9,214	—	9,214	6,660	—	6,660
Commitments to be released	210,756	33,370	244,126	191,022	31,352	222,374
Mortgage loans	3,218	—	3,218	4,389	—	4,389
Overdraft accounts	93,284	—	93,284	87,239	—	87,239
Credit cards	109,196	2,679	111,875	96,497	1,273	97,770
Other pre-approved limits	5,058	30,691	35,749	2,897	30,079	32,976

Total	1,250,599	305,584	1,556,183	1,171,747	291,976	1,463,723

The table above presents the maximum exposure at December 31, 2017 and December 31, 2016, without considering any collateral received or other additional credit improvements.

For assets recognized in the balance sheet, the exposures presented are based on net carrying amounts. This analysis includes only financial assets subject to credit risk and excludes non-financial assets.

The contractual amounts of Financial Guarantees Provided and letters of credit represent the maximum potential of credit risk in the event the counterparty does not meet the terms of the agreement. The vast majority of commitments (real estate loans, overdraft accounts and other pre-approved limits) mature without being drawn, since they are renewed monthly and we have the power to cancel them at any time. As a result, the total contractual amount does not represent our effective future exposure to credit risk or the liquidity needs arising from such commitments.

As shown in the table, the most significant exposures correspond to Loan Operations, Financial Assets Held for Trading, and Securities Purchased Under Agreements to Resell, in addition to Financial Guarantees Provided and Other Commitments.

The maximum exposure to the quality of the financial assets presented highlights that:

•	89.0% of loan operations and other financial assets exposure (Table 6.1 and 6.1.2) are categorized as low probability of default in accordance with our internal rating;

•	only 4.8% of the total loans exposure (Table 6.1) is represented by overdue credits not impaired;

•	6.1% of the total loans exposure (Table 6.1) corresponds to overdue loans impaired.

5.1	Maximum exposure of financial assets segregated by business sector

a)	Loan operations and lease operations portfolio

	12/31/2017%		12/31/2016%
Public sector	2,366	0.5	3,051	0.6
Industry and commerce	106,620	21.6	112,067	22.8
Services	113,981	23.1	118,102	24.1
Natural resources	23,013	4.7	24,362	5.0
Other sectors	3,642	0.7	2,839	0.6
Individuals	243,745	49.4	229,945	46.9

Total	493,367	100.0	490,366	100.0

b)	Other financial assets (*)

	12/31/2017%		12/31/2016%
Natural resources	2,836	0.4	2,466	0.4
Public sector	328,293	46.4	249,745	38.7
Industry and commerce	11,299	1.6	10,435	1.6
Services	85,431	12.1	2,741	0.4
Other sectors	5,141	0.7	93,165	14.4
Individuals	554	0.1	290	0.0
Financial	273,760	38.7	287,743	44.5

Total	707,314	100.0	646,585	100.0

(*)	Includes financial assets held for trading, derivatives, assets designated at fair value through profit or loss, available-for-sale financial assets, held-to-maturity financial assets, interbank deposits and securities purchased under agreements to resell.

c)	The credit risks of off balance sheet items (financial guarantees provided, letters of credit and commitments to be released) are not categorized or managed by business sector.
6.	Credit quality of financial assets

6.1 The following table shows the breakdown of loans operations and lease operations portfolio considering: loans not overdue and loans overdue either impaired or not impaired:

	12/31/2017				12/31/2016
Internal rating	Loans not overdue and not impaired	Loans overdue not impaired	Loans overdue and impaired	Total loans	Loans not overdue and not impaired	Loans overdue and not impaired	Loans overdue and impaired	Total loans
Lower risk	357,710	10,601	—	368,311	363,954	5,543	—	369,497
Satisfactory	69,671	7,014	—	76,685	62,883	6,904	—	69,787
Higher risk	12,147	6,207	—	18,354	13,767	6,998	—	20,765
Impairment	—	—	30,017	30,017	—	—	30,317	30,317
Total	439,528	23,822	30,017	493,367	440,604	19,445	30,317	490,366

%	89.1%	4.8%	6.1%	100.0%	89.8%	4.0%	6.2%	100.0%

The following table shows the breakdown of loans operations and lease operations by portfolios of areas and classes, based on indicators of credit quality:

	12/31/2017					12/31/2016
	Lower risk	Satisfactory	Higher risk	Impaired	Total	Lower risk	Satisfactory	Higher risk	Impaired	Total
Individuals	127,124	43,157	10,030	9,842	190,153	122,112	38,910	11,362	10,763	183,147
Credit cards	47,346	14,362	1,521	3,421	66,650	42,432	11,212	1,866	3,512	59,022
Personal	6,332	7,303	7,500	4,058	25,193	6,414	6,298	8,264	4,837	25,813
Payroll loans	26,189	16,267	493	1,470	44,419	26,624	15,972	609	1,431	44,636
Vehicles	10,492	2,689	426	476	14,083	11,378	2,911	554	591	15,434
Mortgage loans	36,765	2,536	90	417	39,808	35,264	2,517	69	392	38,242
Corporate	89,897	3,102	3	14,615	107,617	102,162	5,447	7	14,138	121,754
Small and medium businesses	43,536	9,202	3,820	2,895	59,453	40,534	10,084	4,671	3,646	58,935
Foreign loans—Latin America	107,754	21,224	4,501	2,665	136,144	104,689	15,346	4,725	1,770	126,530

Total	368,311	76,685	18,354	30,017	493,367	369,497	69,787	20,765	30,317	490,366

%	74.7%	15.5%	3.7%	6.1%	100.0%	75.4%	14.2%	4.2%	6.2%	100.0%

The table below shows the breakdown of loans operations and lease operations portfolio not overdue and not impaired, by portfolio of segments and classes, based on indicators of credit quality.

	12/31/2017				12/31/2016
	Lower risk	Satisfactory	Higher risk	Total	Lower risk	Satisfactory	Higher risk	Total
I – Individually evaluated Corporate
Large companies	89,372	2,927	3	92,302	101,612	5,076	7	106,695
II- Collectively-evaluated
Individuals	121,121	38,919	6,610	166,650	120,221	34,851	7,155	162,227
Credit card	47,005	13,599	937	61,541	42,158	10,445	1,083	53,686
Personal	6,174	6,746	5,239	18,159	6,317	5,864	5,538	17,719
Payroll loans	25,771	15,817	362	41,950	26,383	15,606	447	42,436
Vehicles	9,763	1,848	48	11,659	10,821	1,947	68	12,836
Mortgage loans	32,408	909	24	33,341	34,542	989	19	35,550
Small and medium businesses	42,704	8,262	2,684	53,650	39,983	9,011	3,235	52,229
Foreign loans and Latin America	104,513	19,563	2,850	126,926	102,138	13,945	3,370	119,453

Total	357,710	69,671	12,147	439,528	363,954	62,883	13,767	440,604

6.1.1 Loan operations and lease operations by portfolios of areas and classes, are classified by maturity as follows (loans overdue not impaired):

	12/31/2017				12/31/2016
	Overdue by up to 30 days	Overdue from 31 to 60 days	Overdue from 61 to 90 days	Total	Overdue by up to 30 days	Overdue from 31 to 60 days	Overdue from 61 to 90 days	Total
Individuals	9,653	2,543	1,466	13,662	5,976	2,772	1,410	10,158
Credit card	851	383	454	1,688	937	442	446	1,825
Personal	1,730	836	410	2,976	1,850	993	414	3,257
Payroll loans	674	174	151	999	439	168	161	768
Vehicles	1,450	359	138	1,947	1,382	448	177	2,007
Mortgage loans	4,948	791	313	6,052	1,368	721	212	2,301
Corporate	649	17	33	699	790	72	58	920
Small and medium businesses	2,089	609	210	2,908	1,928	816	316	3,060
Foreign loans—Latin America	4,973	1,076	504	6,553	3,965	899	443	5,307

Total	17,364	4,245	2,213	23,822	12,659	4,559	2,227	19,445

6.1.2 The table below shows other financial assets, individually evaluated, classified by rating:

	12/31/2017
Internal rating	Interbank deposits and securities purchased under agreements to resell	Held-for-trading financial assets	Financial assets designated at fair value through profit or loss	Derivatives assets	Available-for- sale financial assets	Held-to- maturity financial assets	Total
Lower risk	273,760	270,088	1,746	21,210	98,362	34,785	699,951
Satisfactory	—	6	—	1,262	46	—	1,314
Higher risk	—	27	—	371	614	—	1,012
Impairment	—	—	—	—	3,262	1,775	5,037

Total	273,760	270,121	1,746	22,843	102,284	36,560	707,314

%	38.7	38.2	0.2	3.2	14.5	5.2	100.0

	12/31/2016
Internal rating	Interbank deposits and securities purchased under agreements to resell	Held-for-trading financial assets	Financial assets designated at fair value through profit or loss	Derivatives assets	Available-for- sale financial assets	Held-to- maturity financial assets	Total
Lower risk	287,743	204,621	1,191	23,943	83,974	39,008	640,480
Satisfactory	—	19	—	87	980	294	1,380
Higher Risk	—	8	—	201	1,227	—	1,436
Impairment	—	—	—	—	2,096	1,193	3,289

Total	287,743	204,648	1,191	24,231	88,277	40,495	646,585

%	44.4	31.7	0.2	3.7	13.7	6.3	100.0

6.1.3 Collateral held for loan and lease operations portfolio

	12/31/2017				12/31/2016
	(l) Over-collateralized assets		(II) Under-collateralized assets		(l) Over-collateralized assets		(II) Under-collateralized assets
Financial effect of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	52,635	132,006	1,080	1,029	51,587	128,555	790	743
Personal	373	1,398	901	864	443	1,297	682	652
Vehicles	13,622	34,367	178	164	13,039	35,995	107	90
Mortgage loans	38,640	96,241	1	1	38,105	91,263	1	1
Small, medium businesses and corporate	117,019	339,741	11,248	8,688	122,353	368,937	12,324	6,729
Foreign loans—Latin America	105,425	175,476	10,262	3,598	97,374	155,923	9,420	4,803
Total	275,079	647,223	22,590	13,315	271,314	653,415	22,534	12,275

The difference between the total loan portfolio and collateralized loan portfolio is generated by non-collateralized loans amounting to R$ 195,698 (R$ 196,518 at 12/31/2016).

ITAÚ UNIBANCO HOLDING uses collateral to reduce the occurrence of losses in operations with credit risk and manages and regularly reviews its collateral with the objective that collateral held is sufficient, legally exercisable (effective) and feasible. Thus, collateral is used to maximize the recoverability potential of impaired loans and not to reduce the exposure value of customers and counterparties.

Individuals

Personal – This category of credit products usually requires collateral, focusing on financial guarantees provided.

Vehicles – For this type of operation, clients’ assets serve as collateral, which are also the leased assets in leasing operations.

Mortgage loans – Regards buildings themselves given in guarantee.

Small, Medium Businesses and Corporate – For these operations, any collateral can be used within the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, assignment trust, surety / joint debtor, Mortgage and others).

Foreign loans – Latin America – For these operations, any collateral can be used within the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, assignment trust, surety/joint debtor, Mortgage and others).

7. Repossessed assets

Repossessed assets are recognized as assets when possession is effectively obtained.

Assets received from the foreclosure of loans, including real estate, are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the loan.

Further impairment of assets is recorded as a provision, with a corresponding charge to income. The maintenance costs of these assets are expensed as incurred.

The policy for sales of these assets (assets not for use) includes periodic auctions that are announced in advance and considers that the assets cannot be held for more than one year as stipulated by the BACEN. This period may be extended at the discretion of BACEN.

The amounts below represent total assets repossessed in the period:

	01/01 to 12/31/2017	01/01 to 12/31/2016
Real estate not for own use	144	13
Residential properties—mortgage loans	315	411
Vehicles—linked to loan operations	2	14
Other (vehicles / furniture / equipments)—dation	240	172

Total	701	610

Market risk

Market risk is the possibility of incurring financial losses arising from the changes in the market value of positions held by a financial institution, including the risks of transactions subject to foreign exchange variation, interest rates, share prices, price indexes and commodity prices.

The institutional policy on market risk management is in line with CMN Resolution No. 3,464, as amended, comprising a set of principles that guide the strategy for control and management of market risks of the whole institution.

ITAÚ UNIBANCO HOLDING’s market risk management strategy is aimed at balancing corporate business goals, taking into account, among other things:

•	Political, economic and market conditions;

•	Portfolio profile of ITAÚ UNIBANCO HOLDING;

•	Expertise within the group to support operations in specific markets.

The purpose of market risk control of ITAÚ UNIBANCO HOLDING structure is:

•	Providing visibility and assurance to all executive levels that the assumption of market risks is in line with ITAÚ UNIBANCO HOLDING and the risk-return objective;

•	Promoting a disciplined and informed discussion on the global risk profile and its evolution over time;

•	Increasing transparency on the way the business seeks to optimize results;

•	Providing early warning mechanisms in order to make the effective risk management easier, without jeopardizing the business purposes; and

•	Monitoring and avoiding risk concentration.

The market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of: (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and warnings, (iii) application, analysis and tests of stress scenarios, (iv) risk reporting for individuals responsible within the business areas, in compliance with governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required for adjustment of positions and/or risk levels to make them feasible, and (vi) support to the launch of new financial products with security.

The CMN has regulations that establish the segregation of exposure to market risk in risk factors, such as interest rate, exchange rate, shares and commodities. Brazilian inflation indexes are also treated as a group of risk factors and follow the same governance structure of limits.

The limit and warning structure is aligned with the Board of Directors’ structure, and it is reviewed and approved on an annual basis. This structure has specific limits that aim at improvement the monitoring process and understanding of risks, as well as avoid their concentration. These limits are quantified by assessing the forecasted results of the balance sheet, size of stockholders’ equity, liquidity, market complexity and volatility, as well as the institution’s appetite for risk.

Aiming at adjusting risks to the established limits, ITAÚ UNIBANCO HOLDING hedges transactions with clients and proprietary positions, including foreign investments. Derivatives are the instruments most frequently used to carry out these hedge activities, and they may be characterized as accounting or economic hedge, both governed by the internal policies at ITAÚ UNIBANCO HOLDING.

For a detailed vision of the accounting hedge topic, see Note 9 – Accounting Hedge.

Market risk management follows the segregation of operations in Trading Portfolio and Banking Portfolio, pursuant to the general criteria set forth in CMN Resolution No. 3,464, and BACEN Circular No. 3,354.

The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are carried out for trading purposes. The banking portfolio is mainly characterized by the operations arising from banking activities and related to the management of the institutions’ balance sheet, conducted with no intent of trading and with a horizon of time of medium and long terms.

Market risk management is conducted based on the following metrics:

•	Value at risk (VaR): statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level;

•	Losses in stress scenarios: simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios);

•	Stop loss: metrics which purpose is to review positions, should losses accumulated in a certain period reach a certain amount;

•	Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (“MtM – Mark to Market”); and

•	Stressed VaR: statistical metric arising from VaR calculation, which purpose is to capture higher risk in simulations for the trading portfolio, considering returns that can be seen in historical scenarios of extreme volatility.

In addition to the aforementioned risk measures, sensitivity and loss control measures are also analyzed. They comprise:

•	Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates;

•	Sensitivity (DV01- Delta Variation): impact on the market value of cash flows, when submitted to an one annual basis point increase in the current interest rates or index rate;

•	Sensitivity to several risk factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.

ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occur, in an access-controlled environment, being highly available, which has data safekeeping and recovery processes, and counts on such an infrastructure to ensure the continuity of business in contingency (disaster recovery) situations.

The document that details the guidelines established by the internal policy on market risk management, that is not part of the financial statements, may be viewed on the website www.itau.com.br/investor-relations, in the section Corporate Governance/Rules and Policies / Public Access Report – Market Risk.

VaR – Consolidated ITAÚ UNIBANCO HOLDING

Consolidated VaR of Itaú Unibanco is calculated by Historical Simulation, i.e., the expected distribution for profit    and loss (P&L’s – Profit and loss statement) of a portfolio over a time horizon that can be estimated based on the historical behavior of returns of market risk factors of this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, being or not volatility-weighted, and the final VaR is the most restrictive value between both methodologies.

From January 1 to December 31, 2017, the average total VaR in Historical Simulation was R$ 409.9, or 0.28% of total stockholders’ equity (throughout 2016 it was R$ 236.6 or 0.18% of total stockholders’ equity).

	VaR Total – Historical Simulation
	12/31/2017				12/31/2016
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
Risk factor group
Interest rates	721.0	583.6	1,311.9	764.7	482.5	323.7	607.4	607.4
Currencies	20.4	6.5	50.2	11.9	18.4	6.8	33.2	17.0
Shares	45.4	38.5	54.9	46.4	45.2	34.0	63.3	44.3
Commodities	1.5	0.7	4.0	0.8	1.7	0.7	4.0	0.8
Effect of diversification				(451.5)				(339.7)

Total risk	409.9	304.8	874.0	372.3	236.6	155.1	341.5	329.8

Interest rate

The table on the position of accounts subject to interest rate risk group them by products, book value of accounts distributed by maturity. This table is not used directly to manage interest rate risks; it is mostly used to enable the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

The following table sets forth our interest-earning assets and interest-bearing liabilities and therefore does not reflect interest rate gap positions that may exist as of any given date. In addition, variations in interest rate sensitivity may exist within the repricing periods presented due to differing repricing dates within the period.

Position of accounts subject to interest rate risk (1)

	12/31/2017						12/31/2016
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Interest-bearing assets	268,066	354,855	103,805	389,992	178,010	1,294,728	389,843	219,332	95,331	347,743	167,400	1,219,649
Interbank deposits	21,645	3,511	2,883	1,011	3	29,053	13,286	4,676	3,541	1,189	—	22,692
Securities purchased under agreements to resell	42,615	201,894	2	28	168	244,707	201,525	63,180	35	281	30	265,051
Central Bank compulsory deposits	94,047	—	—	—	—	94,047	82,698	—	—	—	—	82,698
Held-for-trading financial assets	14,052	16,841	17,518	168,558	53,152	270,121	6,971	14,194	13,041	118,050	52,392	204,648
Financial assets held for trading and designated at fair value	—	—	1,041	705	—	1,746	—	—	1,191	—	—	1,191
through profit or loss
Available-for-sale financial assets	5,034	9,040	12,033	44,722	31,455	102,284	5,994	10,539	7,103	38,969	25,672	88,277
Held-to-maturity financial assets	9,456	335	505	9,437	16,827	36,560	1,370	528	600	19,376	18,621	40,495
Derivatives	7,978	3,003	2,360	6,681	2,821	22,843	5,815	5,470	2,826	6,940	3,180	24,231
Loan and lease operations portfolio	73,239	120,231	67,463	158,850	73,584	493,367	72,184	120,745	66,994	162,938	67,505	490,366
Interest-bearing liabilities	376,492	93,736	87,850	290,677	56,451	905,206	325,241	90,652	111,907	287,433	62,298	877,531
Savings deposits	119,980	—	—	—	—	119,980	108,250	—	—	—	—	108,250
Time deposits	27,798	32,350	22,570	126,435	2,647	211,800	30,555	28,248	17,110	78,032	2,329	156,274
Interbank deposits	88	908	669	451	66	2,182	1,176	1,918	625	36	2	3,757
Deposits received under repurchase agreements	208,261	7,362	25,185	57,146	14,680	312,634	172,411	6,844	55,314	97,056	17,539	349,164
Interbank market	8,570	34,108	30,736	48,005	8,197	129,616	6,535	38,590	30,227	50,590	9,541	135,483
Institutional market	4,188	16,495	5,343	43,911	28,545	98,482	951	11,490	6,612	46,883	30,303	96,239
Derivatives	7,596	2,491	3,325	11,109	2,225	26,746	5,294	3,555	1,961	11,394	2,494	24,698
Financial liabilities held for trading	11	22	22	319	91	465	69	7	58	295	90	519
Liabilities for capitalization plans	—	—	—	3,301	—	3,301	—	—	—	3,147	—	3,147
Difference asset / liability (2)	(108,426)	261,119	15,955	99,315	121,559	389,522	64,602	128,680	(16,576)	60,310	105,102	342,118
Cumulative difference	(108,426)	152,693	168,648	267,963	389,522		64,602	193,282	176,706	237,016	342,118
Ratio of cumulative difference to total interest-bearing assets	(8.4%)	11.8%	13.0%	20.7%	30.1%		5.3%	15.8%	14.5%	19.4%	28.1%

(1)	Remaining contractual terms.
(2)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Position of accounts subject to currency risk

	12/31/2017
Assets	Dollar	Chilean Peso	Other	Total
Cash and deposits on demand	4,958	2,527	2,990	10,475
Interbank deposits	8,473	469	13,742	22,684
Securities purchased under agreements to resell	195	—	594	789
Financial assets held for trading	6,869	158	3,720	10,747
Financial assets designated at fair value through profit or loss	1,746	—	—	1,746
Derivatives	4,047	6,203	484	10,734
Available-for-sale financial assets	19,264	10,881	5,184	35,329
Held-to-maturity financial assets	9,605	—	454	10,059
Loan operations and lease operations portfolio, net	42,038	80,316	41,564	163,918

Total assets	97,195	100,554	68,732	266,481

	12/31/2017
Liabilities	Dollar	Chilean Peso	Other	Total
Deposits	42,891	52,393	47,357	142,641
Securities sold under repurchase agreements	14,489	238	2,295	17,022
Financial liabilities held for trading	465	—	—	465
Derivatives	5,381	5,541	324	11,246
Interbank market debt	26,661	5,862	4,072	36,595
Institutional market debt	37,367	29,565	3,047	69,979

Total liabilities	127,254	93,599	57,095	277,948

Net position	(30,059)	6,955	11,637	(11,467)

	12/31/2016
Assets	Dollar	Chilean Peso	Other	Total
Cash and deposits on demand	6,719	1,581	3,164	11,464
Central Bank compulsory deposits	81	—	5,288	5,369
Interbank deposits	8,860	1,007	6,781	16,648
Securities purchased under agreements to resell	199	112	660	971
Financial assets held for trading	6,833	305	3,607	10,745
Financial assets designated at fair value through profit or loss	1,191	—	—	1,191
Derivatives	5,313	4,873	452	10,638
Available-for-sale financial assets	22,513	8,337	3,898	34,748
Held-to-maturity financial assets	12,519	—	540	13,059
Loan operations and lease operations portfolio, net	43,641	73,325	41,034	158,000

Total assets	107,869	89,540	65,424	262,833

	12/31/2016
Liabilities	Dollar	Chilean Peso	Other	Total
Deposits	37,824	51,330	47,331	136,485
Securities sold under securities repurchase agreements	18,353	27	2,558	20,938
Financial liabilities held for trading	519	—	—	519
Derivatives	4,783	4,105	282	9,170
Interbank market debt	34,659	5,932	2,451	43,042
Institutional market debt	37,077	23,643	3,284	64,004

Total liabilities	133,215	85,037	55,906	274,158

Net position	(25,346)	4,503	9,518	(11,325)

The exposure to share price risk is disclosed in Note 7 related to financial assets held for trading and Note 10, related to available-for-sale financial assets.

Liquidity risk

Liquidity risk is defined as the possibility of the institution not being able to efficiently honor its expected and unexpected, current and future obligations, including those arising from guarantee binding, without affecting its daily operations and not incurring in significant losses.

Policies and procedures

Liquidity risk control is performed by an area independent of the business areas and is responsible for determining the composition of the reserve; proposing assumptions for the behavior of cash flow; identifying, assessing, monitoring, controlling and reporting, on a daily basis, the exposure to liquidity risk in different time horizons; proposing and monitoring liquidity risk limits consistent with the institution’s appetite for risk, reporting possible mismatches; considering the liquidity risk individually in the countries where ITAÚ UNIBANCO HOLDING operates; simulating the behavior of cash flow under stress conditions; assessing and reporting in advance the risks inherent in new products and transactions, and reporting the information required regulatory bodies. All activities are subject to checking by validation, internal control and audit independent areas.

The measurement of liquidity risk covers all financial transactions of ITAÚ UNIBANCO HOLDING companies, as well as possible contingent or unexpected exposures, such as those arising from settlement services, provision of collaterals and guarantees, and credit facilities contracted and not used. This process is conducted by means of corporate systems and proprietary applications developed and managed in-house.

The liquidity management policies and respective limits are established based on prospective scenarios and top management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or resulting from strategic decisions of ITAÚ UNIBANCO HOLDING.

The document that details the guidelines established by the internal policy on liquidity risk management, that is not part of the financial statements, may be viewed on the website www.itau.com.br/investor-relations, in the section Corporate Governance/Rules and Policies / Public Access Report – Liquidity Risk.

ITAÚ UNIBANCO HOLDING conducts the control over and management of liquidity risk on a daily basis, through a governance approved in superior committees, which sets forth, among other activities, the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured through internal and regulatory methodologies.

Additionally, and in compliance with the requirements of CMN Resolution No. 4,090 of May 24, 2012 and BACEN Circular N° 3,749 of March 5, 2015 , the Statement of Liquidity Risk (DRL) is sent to BACEN on a monthly basis, and the following items for monitoring and supporting decisions are periodically prepared and submitted to top management:

•	Different scenarios projected for changes in liquidity;

•	Contingency plans for crisis situations;

•	Reports and charts that describe the risk positions;

•	Assessment of funding costs and alternative sources of funding;

•	Monitoring of changes in funding through a constant control over sources of funding, considering the type of investor and maturities, among other factors.

In compliance with BACEN Circular Letter 3.775, of July 14, 2016, banks holding total assets over R$ 100 billion are required, since October 2015, to report a standardized Liquidity Coverage Ratio (LCR) ratio to the Central Bank of Brazil, which is reported on a consolidated basis for institutions that are part of the Prudential Conglomerate. This ratio is calculated based on a methodology defined by the Central Bank of Brazil itself, and is in line with international guidelines of Basel.

The summarized index calculation is presented in the table below. In 2017, the index minimum requirement is 80%. Further details on the LCR for the period may be accessed at www.itau.com.br/investor-relations, section Corporate Governance/ Capital and Risk Management – Pillar 3.

4rd quarter 2017
Information on the Liquidity Coverage Ratio (LCR)	Total Adjusted Amount (1)
Total high-quality liquid assets (2)	187,090
Total potential cash outflows (3)	98,356

Liquidity Coverage Ratio (%)	190.2%

(1)	Corresponds to the amount calculated after the application of weighting factors and limits established by BACEN Circular No. 3,749.
(2)	HQLA – High quality liquid assets: balance in the stock, which in certain cases weighted by a discount factor, of assets that remain liquid in the markets during a stress period, which can be easily converted into cash and that pose low risk.
(3)	Potential cash outflows calculated in standardized stress, determined by Circular No. 3.749 (Outflows), subtracted from (i) potential cash inflows calculated under standardized stress, set forth by Circular No. 3,749 and (ii) 75% x Outflows, whichever is lower.

Primary sources of funding

ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Total funding from clients reached R$ 622,1 billion (R$ 612.7 billion at 12/31/2016), particularly funding from time deposits. A considerable portion of these funds – 36.6% of total, or R$ 277.5 billion – is available on demand to the client. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits – is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from clients	12/31/2017			12/31/2016
	0-30 days	Total	%	0-30 days	Total	%
Deposits	216,842	402,938		201,113	329,414
Demand deposits	68,973	68,973	11.1	61,133	61,133	10.0
Savings deposits	119,980	119,980	19.3	108,250	108,250	17.7
Time deposits	27,798	211,800	34.0	30,554	156,274	25.5
Other	91	2,185	0.4	1,176	3,757	0.6
Funds from acceptances and issuance of securities (1)	6,820	107,581	17.3	3,091	93,711	15.3
Funds from own issue (2)	2,570	58,837	9.5	2,561	132,149	21.6
Subordinated debt	1,315	52,696	8.5	628	57,420	9.4
Total	227,547	622,052	100.0	207,393	612,694	100.0

(1)	Includes mortgage notes, real estate credit bills, agribusiness, financial and structured operations certificates recorded in interbank market and debts and liabilities for issuance of debentures and foreign borrowing and securities recorded in funds from institutional markets.
(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.

Control over liquidity

ITAÚ UNIBANCO HOLDING manages its liquidity reserves based on estimates of funds that will be available for investment, considering the continuity of business in normal conditions.

During the period of 2017, ITAÚ UNIBANCO HOLDING maintained appropriate levels of liquidity in Brazil and abroad. Liquid assets (cash and deposits on demand, securities purchased under agreements to resell – funded position and government securities – available, detailed in the table Undiscounted future flows – Financial assets) totaled R$ 164.3 billion and accounted for 72.2% of the short term redeemable obligations, 26.4% of total funding, and 17.6% of total assets.

The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2017%	12/31/2016%
Net assets (1) / funds within 30 days (2)	72.2	84.2
Net assets (1) / total funds (3)	26.4	28.5
Net assets (1) / total assets (4)	17.6	19.0

(1)	Net assets: Cash and deposits on demand, Securities purchased under agreements to resell – Funded position and Government securities – available. Detailed in the table Undiscounted future flows – Financial assets.
(2)	Table Funding from clients (Total Funding from clients 0-30 days).
(3)	Table funding from clients (Total funding from clients).
(4)	Detailed in the table Undiscounted future flows – Financial assets, total present value regards R$ 933,686 (R$ 918,080 at 12/31/2016).

The following table presents assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows.

Undiscounted future flows except for derivatives	12/31/2017					12/31/2016
Financial assets (1)	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total
Cash and deposits on demand	18,749	—	—	—	18,749	18,542	—	—	—	18,542
Interbank investments	93,218	173,663	673	508	268,062	219,066	58,275	1,171	292	278,804
Securities purchased under agreements to resell – Funded position (2)	38,833	—	—	—	38,833	77,452	—	—	—	77,452
Securities purchased under agreements to resell – Financed position	31,238	167,061	—	—	198,299	128,303	49,749	—	—	178,052
Interbank deposits (4)	23,147	6,602	673	508	30,930	13,311	8,526	1,171	292	23,300
Securities	110,667	24,960	16,717	76,923	229,267	82,163	16,757	12,415	74,479	185,814
Government securities – available	103,447	152	232	5,052	108,883	75,310	20	40	6,088	81,458
Government securities – subject to repurchase commitments	203	15,677	9,107	19,270	44,257	556	4,732	5,990	14,808	26,086
Private securities – available	7,007	8,577	5,541	45,885	67,010	6,297	11,728	5,424	47,866	71,315
Private securities – subject to repurchase commitments	10	554	1,837	6,716	9,117	—	277	961	5,717	6,955
Derivative financial instruments	7,978	5,363	2,756	6,746	22,843	5,815	8,296	3,159	6,961	24,231
Net position	7,978	5,363	2,756	6,746	22,843	5,815	8,296	3,159	6,961	24,231
Swaps	189	1,258	1,661	6,082	9,190	828	1,967	1,497	6,250	10,542
Option	430	1,748	865	294	3,337	354	2,881	1,397	160	4,792
Forward (onshore)	6,529	382	—	—	6,911	3,947	1,024	—	—	4,971
Other derivative financial instruments	830	1,975	230	370	3,405	686	2,424	265	551	3,926
Loan and lease operations portfolio (3)	57,505	152,660	71,107	201,881	483,153	61,602	176,002	81,224	211,908	530,736

Total financial assets	288,117	356,646	91,253	286,058	1,022,074	387,188	259,330	97,969	293,640	1,038,127

(1)	The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 98,837 (R$ 85,700 at 12/31/2016), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 30.
(2)	Net of R$ 3,664 (R$ 4,329 at 12/31/2016) which securities are restricted to guarantee transactions at B3 S.A. and the Central Bank of Brazil.
(3)	Net of payment to merchants of R$ 53,687 (R$ 43,837 at 12/31/2016) and the amount of liabilities from transactions related to credit assignments R$ 4,931 (R$ 5,711 at 12/31/2016).
(4)	Includes R$ 6,689 related to Compulsory Deposits with Central Banks of other countries

Undiscounted future flows except for derivatives	12/31/2017					12/31/2016
Financial liabilities	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total
Deposits	222,782	61,672	16,500	152,961	453,915	201,167	44,545	13,106	107,055	365,873
Demand deposits	68,973	—	—	—	68,973	61,133	—	—	—	61,133
Savings deposits	119,980	—	—	—	119,980	108,250	—	—	—	108,250
Time deposit	33,114	60,272	16,445	152,903	262,734	30,295	41,971	13,088	107,033	192,387
Interbank deposits	712	1,400	55	58	2,225	1,489	2,574	18	22	4,103
Other deposits	3	—	—	—	3	—	—	—	—	—
Compulsory deposits	(40,538)	(18,197)	(4,644)	(35,458)	(98,837)	(42,314)	(13,885)	(3,985)	(25,516)	(85,700)
Demand deposits	(4,790)	—	—	—	(4,790)	(8,092)	—	—	—	(8,092)
Savings deposits	(26,008)	—	—	—	(26,008)	(24,791)	—	—	—	(24,791)
Time deposit	(9,740)	(18,197)	(4,644)	(35,458)	(68,039)	(9,431)	(13,885)	(3,985)	(25,516)	(52,817)
Securities sold under repurchase agreements (1)	232,970	35,234	30,404	39,444	338,052	209,521	59,771	42,410	87,069	398,771
Government securities	202,545	3,197	8,260	27,680	241,682	168,301	5,600	5,764	33,812	213,477
Private securities	8,020	31,348	22,144	11,764	73,276	13,753	54,171	36,646	53,257	157,827
Foreign	22,405	689	—	—	23,094	27,467	—	—	—	27,467
Funds from acceptances and issuance of securities (2)	7,093	43,463	21,325	52,837	124,718	3,003	35,659	28,974	36,858	104,494
Borrowing and onlending (3)	3,975	37,132	9,839	19,807	70,753	5,077	46,527	11,000	20,943	83,547
Subordinated debt (4)	1,061	13,402	2,054	49,454	65,971	271	13,501	16,621	41,043	71,436
Derivative financial instruments	7,596	5,816	4,877	8,457	26,746	5,294	5,516	3,726	10,162	24,698
Net position	7,596	5,816	4,877	8,457	26,746	5,294	5,516	3,726	10,162	24,698
Swaps	65	2,364	3,747	7,516	13,692	461	1,702	2,352	8,706	13,221
Option	332	1,299	889	273	2,793	837	1,888	1,116	711	4,552
Forward (onshore)	6,272	—	—	—	6,272	3,530	—	—	—	3,530
Other derivative financial instruments	927	2,153	241	668	3,989	466	1,926	258	745	3,395

Total financial liabilities	434,939	178,522	80,355	287,502	981,318	382,019	191,634	111,852	277,614	963,119

(1)	Includes own and third parties’ portfolios.
(2)	Includes mortgage notes, real estate credit bills, agribusiness, financial bills and structured operations certificates recorded in interbank market funds and liabilities for issuance of debentures and foreign securities recorded in funds from institutional markets.
(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

Off balance sheet	12/31/2017					12/31/2016
	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total
Financial Guarantees Provided	1,749	17,563	5,451	45,726	70,489	1,645	16,203	5,603	47,342	70,793
Commitments to be released	98,310	27,857	7,307	110,652	244,126	90,279	42,522	11,657	77,916	222,374
Letters of credit to be released	9,214	—	—	—	9,214	6,660	—	—	—	6,660
Contractual commitments—Fixed assets and Intangible (Notes 15 and 16)	—	432	460	273	1,165	—	310	—	—	310

Total	109,273	45,852	13,218	156,651	324,994	98,584	59,035	17,260	125,258	300,137

Social and Environmental Risk

ITAÚ UNIBANCO HOLDING’s social and environmental risk as the risk of potential losses due to exposure to social and environmental damages arising from the performance of its activities.

Mitigation actions concerning the social and environmental risk are carried out by mapping processes, risks and controls, monitoring new regulations on the subject, and recording any occurrences in internal databases. In addition to identification, the phases of prioritization, response, monitoring and reporting of assessed risks supplement this risk monitoring at ITAÚ UNIBANCO HOLDING.

The social and environmental risk management is carried out by the first line of defense in its daily operations, with the technical support of the legal and risk control areas, which have a dedicated team. Business units also have governance for approval of new products, which includes the assessment of the social and environmental risk, therefore ensuring compliance with this requirement for all new products approved of ITAÚ UNIBANCO HOLDING. Governance still has the Social and Environmental Risk Committee, which main duty is to guide the institutional understanding related to exposure to social and environmental risk for the institution’s activities.

ITAÚ UNIBANCO HOLDING consistently seeks to evolve in the social and environmental risk governance, always attentive to any challenges to keep pace with the changes in and demands of society. Therefore, among other actions, ITAÚ UNIBANCO HOLDING has assumed and incorporated into its internal processes a number of national and international voluntary commitments and pacts aimed at integrating social, environmental and governance aspects into business. Highlights go to the Principles for Responsible Investment (PRI), the Charter for Human Rights – Ethos, the Equator Principles (EP), the Global Compact, the Carbon Disclosure Project (CDP), the Brazilian GHG Protocol Program, and the Brazilian Pact for Eradicating Slave Labor, among others. ITAÚ UNIBANCO HOLDING’s efforts to spread knowledge on the assessment of social and environmental criteria have been recognized in Brazil and overseas, as shown by our recurring presence in top sustainability indexes, both abroad, with the Dow Jones Sustainability Index, and more recently, with the Sustainability Index Euronext Vigeo – Emerging 70, and in Brazil, with the Corporate Sustainability Index, in addition to other numerous prizes with which ITAÚ UNIBANCO HOLDING has been awarded.